ASSET ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2023
ASSET ACQUISITION
Summary of calculation of the purchase consideration

Amount
US$
Fair value of 16,038,930 Class A ordinary shares at acquisition close on May 31, 2022	3,416
Effective settlement of preexisting loans	18,397
Total purchase consideration	21,813

Summary of the estimated fair value of the assets acquired

	Amount	Amortization Years
	US$
Cash	25
Prepayments and other receivables	18,155
Acquired intangible asset	3,633	3.0
Total identifiable assets acquired	21,813
Total purchase consideration	21,813